iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  32 .5%
Bank of America Corp. ..................... 1,801,619 $ 72,623,262
Bank OZK ............................. 28,223 1,323,376
BOK Financial Corp. ....................... 7,178 738,186
Citigroup, Inc. ........................... 505,699 32,809,751
Citizens Financial Group, Inc. ................ 121,961 5,204,076
Comerica, Inc. ........................... 34,538 1,893,028
Commerce Bancshares, Inc. ................. 31,226 2,020,634
Cullen/Frost Bankers, Inc. ................... 17,021 1,992,478
East West Bancorp, Inc. .................... 37,720 3,315,211
Fifth Third Bancorp ....................... 182,207 7,714,644
First Citizens BancShares, Inc. , Class A .......... 3,159 6,595,013
First Financial Bankshares, Inc. ............... 33,189 1,276,449
First Horizon Corp. ........................ 147,703 2,471,071
FNB Corp. ............................. 99,299 1,523,247
Glacier Bancorp, Inc. ...................... 30,037 1,342,954
Home BancShares, Inc. .................... 49,350 1,398,086
Huntington Bancshares, Inc. ................. 388,114 5,802,304
JPMorgan Chase & Co. .................... 760,706 161,878,237
KeyCorp ............................... 251,365 4,054,517
M&T Bank Corp. ......................... 44,061 7,585,982
New York Community Bancorp, Inc.
(a)
........... 68,847 724,270
Pinnacle Financial Partners, Inc. ............... 20,595 1,983,710
PNC Financial Services Group, Inc. (The) ........ 105,586 19,121,625
Popular, Inc. ............................ 19,882 2,040,490
Prosperity Bancshares, Inc. .................. 25,414 1,843,023
Regions Financial Corp. .................... 242,603 5,427,029
SouthState Corp. ......................... 20,181 1,997,314
Synovus Financial Corp. .................... 38,964 1,821,567
TFS Financial Corp. ....................... 15,602 211,563
Truist Financial Corp. ...................... 354,120 15,825,623
U.S. Bancorp ........................... 413,687 18,566,273
UMB Financial Corp. ...................... 12,048 1,229,137
United Bankshares, Inc. .................... 35,639 1,387,426
Valley National Bancorp .................... 109,684 921,346
Webster Financial Corp. .................... 44,855 2,225,705
Wells Fargo & Co. ........................ 923,439 54,796,870
Western Alliance Bancorp ................... 28,876 2,323,363
Wintrust Financial Corp. .................... 17,253 1,866,775
Zions Bancorp NA ........................ 39,027 2,016,525
459,892,140
a
Capital Markets  —  30 .0%
Affiliated Managers Group, Inc. ............... 8,600 1,596,332
Ameriprise Financial, Inc. ................... 26,426 11,365,030
Ares Management Corp. , Class A .............. 46,511 7,125,485
Bank of New York Mellon Corp. (The) ........... 198,945 12,945,351
BlackRock, Inc.
(b)
......................... 37,002 32,432,253
Blackstone, Inc. , NVS ...................... 189,310 26,910,416
Blue Owl Capital, Inc. , Class A ................ 119,195 2,273,049
Carlyle Group, Inc. (The) .................... 57,364 2,853,285
Cboe Global Markets, Inc. ................... 28,106 5,157,732
Charles Schwab Corp. (The) ................. 395,475 25,781,015
CME Group, Inc. , Class A ................... 95,380 18,476,060
Coinbase Global, Inc. , Class A
(a)
............... 47,082 10,563,318
FactSet Research Systems, Inc. ............... 10,097 4,170,970
Federated Hermes, Inc. , Class B .............. 20,542 705,207
Franklin Resources, Inc. .................... 79,436 1,816,701
Goldman Sachs Group, Inc. (The) ............. 85,453 43,498,141
Houlihan Lokey, Inc. , Class A ................. 14,070 2,114,017
Interactive Brokers Group, Inc. , Class A .......... 28,877 3,444,160
Intercontinental Exchange, Inc. ............... 151,692 22,990,440
Invesco Ltd. ............................ 119,214 2,057,634
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 35,889 $ 1,336,147
Jefferies Financial Group, Inc. ................ 46,269 2,705,348
KKR & Co., Inc. .......................... 176,664 21,809,171
Lazard, Inc. ............................ 31,066 1,527,515
LPL Financial Holdings, Inc. .................. 19,802 4,386,539
MarketAxess Holdings, Inc. .................. 10,039 2,244,018
Moody's Corp. ........................... 41,599 18,989,111
Morgan Stanley .......................... 331,078 34,170,560
Morningstar, Inc. ......................... 7,078 2,248,327
MSCI, Inc. , Class A ....................... 20,987 11,348,930
Nasdaq, Inc. ............................ 109,089 7,383,144
Northern Trust Corp. ....................... 54,196 4,804,475
Raymond James Financial, Inc. ............... 49,464 5,737,824
Robinhood Markets, Inc. , Class A
(a)
............. 140,351 2,887,020
S&P Global, Inc. ......................... 84,794 41,102,196
SEI Investments Co. ....................... 26,452 1,794,504
State Street Corp. ........................ 79,804 6,780,946
Stifel Financial Corp. ...................... 27,904 2,474,248
T Rowe Price Group, Inc. ................... 59,152 6,755,750
TPG, Inc. , Class A ........................ 22,232 1,133,610
Tradeweb Markets, Inc. , Class A ............... 30,794 3,439,074
Virtu Financial, Inc. , Class A .................. 26,120 713,598
424,048,651
a
Consumer Finance  —  5 .6%
Ally Financial, Inc. ........................ 72,413 3,259,309
American Express Co. ..................... 150,530 38,090,111
Capital One Financial Corp. .................. 101,462 15,361,347
Credit Acceptance Corp.
(a)
................... 1,604 922,140
Discover Financial Services .................. 66,384 9,558,632
FirstCash Holdings, Inc. .................... 9,992 1,115,107
OneMain Holdings, Inc. ..................... 32,877 1,718,152
SLM Corp. ............................. 59,455 1,349,034
SoFi Technologies, Inc.
(a) (c)
................... 280,059 2,111,645
Synchrony Financial ....................... 107,715 5,470,845
78,956,322
a
Financial Services  —  31 .7%
Apollo Global Management, Inc. ............... 116,464 14,594,104
Berkshire Hathaway, Inc. , Class B
(a)
............ 479,566 210,289,691
Equitable Holdings, Inc. .................... 82,297 3,588,972
Essent Group Ltd. ........................ 29,317 1,842,280
Mastercard, Inc. , Class A .................... 217,483 100,849,042
MGIC Investment Corp. .................... 73,264 1,819,878
NCR Atleos Corp.
(a)
....................... 18,081 581,304
Radian Group, Inc. ........................ 41,725 1,547,997
Rocket Companies, Inc. , Class A
(a)
............. 36,753 595,031
UWM Holdings Corp. , Class A ................ 30,134 253,126
Visa, Inc. , Class A ........................ 416,994 110,782,796
Voya Financial, Inc. ....................... 27,537 2,002,766
448,746,987
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,217,299,780 ) ............................... 1,411,644,100

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(b) (d) (e)
..................... 1,367,157 $ 1,367,704
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(b) (d)
............................ 2,149,361 2,149,361
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,516,943 ) .................................. 3,517,065
Total Investments — 100.0%
(Cost: $ 1,220,816,723 ) ............................... 1,415,161,165
Liabilities in Excess of Other Assets — 0 .0% ................ (706,203)
Net Assets — 100.0% ................................. $ 1,414,454,962
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 112,517,948  $ —  $ (111,161,090)
(a)
$ (371) $ 11,217  $ 1,367,704  1,367,157  $ 8,442
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,118,749  —  (969,388)
(a)
—  —  2,149,361  2,149,361  32,510  —
BlackRock, Inc. ... 27,590,393  801,902  (441,976) 16,992  4,464,942  32,432,253  37,002  188,644  —
$ 16,621  $ 4,476,159
$ 35,949,318
$ 229,596  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 19 09/20/24 $ 2,579 $ 110,467

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,411,644,100  $ —  $ —  $ 1,411,644,100
Short-Term Securities
Money Market Funds ...................................... 3,517,065  —  —  3,517,065
$ 1,415,161,165  $ —  $ —  $ 1,415,161,165
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 110,467  $ —  $ —  $ 110,467
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares